Commitments	9 Months Ended
Mar. 31, 2013
Commitments [Abstract]
COMMITMENTS
NOTE 7	COMMITMENTS

During January 2013 the Company entered into a licensing and development agreement with a third party to develop and integrate a mobile communication platform for a fee aggregating $73,000 of which $24,000 was paid in the period ended March 31, 2013. In addition to the development fee the Company will pay a monthly license fee based on the number of users.